Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Interest Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	[2]
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	€ (10,098)	€ (13,915)	[1]	€ (9,427)	[1]	€ (6,925)
Net debt	9,983	€ 8,790		€ 15,107
Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 20,359
Debt, percent	100.00%
Net debt	€ 10,261
Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 19,946
Debt, percent	98.00%
Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 413
Debt, percent	2.00%
Cash and cash equivalents	€ (10,098)
Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	20,314
Debt, percent		100.00%		100.00%
Cash and cash equivalents	(10,267)	€ (13,841)		€ (9,461)
Net debt	10,047	€ 8,862		€ 15,186
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 17,612
Debt, percent	87.00%	91.00%		88.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 2,702
Debt, percent	13.00%	9.00%		12.00%
2022 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 3,183
Net debt	(6,915)
2022 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,828
2022 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	355
Cash and cash equivalents	(10,098)
2022 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,138
Cash and cash equivalents	(10,267)
Net debt	(7,129)
2022 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	494
2022 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,644
2023 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,647
Net debt	3,647
2023 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,629
2023 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	18
2023 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,647
Net debt	3,647
2023 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,629
2023 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	18
2024 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	602
Net debt	602
2024 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	600
2024 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2
2024 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	602
Net debt	602
2024 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	600
2024 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2
2025 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,751
Net debt	1,751
2025 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,750
2025 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1
2025 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,751
Net debt	1,751
2025 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,750
2025 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1
2026 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	4,160
Net debt	4,160
2026 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	4,160
2026 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
2026 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	4,160
Net debt	4,160
2026 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	4,160
2026 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
2027 and later | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	7,016
Net debt	7,016
2027 and later | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	6,979
2027 and later | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	37
2027 and later | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	7,016
Net debt	7,016
2027 and later | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	6,979
2027 and later | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	37
Euro | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	11,696
Euro | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	18,188
Euro | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	56
Cash and cash equivalents	(6,548)
Euro | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	13,129	€ 13,725		€ 17,691
Euro | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	14,820
Euro | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	(429)
Cash and cash equivalents	(1,261)
US dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(1,229)
US dollar | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,758
US dollar | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	18
Cash and cash equivalents	(3,005)
US dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(669)	€ (3,304)		€ (813)
US dollar | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,792
US dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	898
Cash and cash equivalents	(4,359)
Mexican peso | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	302
Singapore dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(2)
Singapore dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(2,912)
Singapore dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	€ (2,912)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.